4. PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
4. PROPERTY AND EQUIPMENT

NOTE 4 PROPERTY AND EQUIPMENT

Fixed assets were comprised of the following as of March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015

Computers	$65,720	$58,121
Office equipment	35,208	27,083
Total	100,928	85,224
Less: Accumulated depreciation	15,743	12,201
Property and equipment, net	$85,185	$73,023

Depreciation expense for the quarters ended March 31, 2016 and March 31, 2015 were $3,542 and $1,097, respectively.

NOTE 3 PROPERTY AND EQUIPMENT

Fixed assets were comprised of the following as of December 31, 2015 and 2014:

	2015	2014

Computers	$ 58,121	$ 12,134
Office equipment	27,083	4,055
Total	85,224	16,189
Less: Accumulated depreciation	12,201	2,027
Property and equipment, net	$ 73,023	$ 14,162

Depreciation expense for the years ended December 31, 2015 and 2014 were $10,174 and $1,799, respectively.